BANK CREDIT	12 Months Ended
Dec. 31, 2014
BANK CREDIT [Abstract]
BANK CREDIT
NOTE 7:	BANK CREDIT

a.	On February 10, 2011 the Company received a $100 credit line from an Israeli bank. As of December 31, 2013, the entire amount was utilized. During December, 2014 the Company closed the credit line.

b.	Regarding guarantees and liens - see Note 9b.